Long-term Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,898		$ 4,998
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 7,510		$ 6,757
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500		500
Total Debt Principal, (CAD equivalent)	637		650
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450		450
Total Debt Principal, (CAD equivalent)	573		585
5.38% due July 15, 2025 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,000
Total Debt Principal, (CAD equivalent)	1,273
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		962		962
Total Debt Principal, (CAD equivalent)	1,225		1,249
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		583		641
Total Debt Principal, (CAD equivalent)	742		833
6.75% due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,390		1,400
Total Debt Principal, (CAD equivalent)	1,770		1,818
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		155		155
Total Debt Principal, (CAD equivalent)	198		202
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		58		58
Total Debt Principal, (CAD equivalent)	74		75
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		800		832
Total Debt Principal, (CAD equivalent)	1,018		1,080
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,898		$ 4,998
Total Debt Principal, (CAD equivalent)	$ 7,510		$ 6,492